Income Taxes (Summary of provisions for income tax expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes [Abstract]
Current tax expense	$ 7,080	42,863	22,550	26,464
Deferred tax benefit	(871)	(5,275)	(5,573)	(11,318)
Income tax expense	$ 6,209	37,588	16,977	15,146